UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Ordinary Shares Class A ordinary shares	Ordinary Shares Class B ordinary shares	Additional Paid-in Capital	Treasury Stock	Accumulated Deficit	Statutory Reserve	Accumulated Other Comprehensive Income Loss	Non-controlling Interest	Class A ordinary shares	Class B ordinary shares	Total
Balance at the beginning at Oct. 31, 2022	$ 12,636	$ 1,250	$ 42,663,012	$ (10,000)	$ (5,800,817)	$ 226,253	$ (3,620,712)	$ 400			$ 33,482,022
Balance at the beginning (in shares) at Oct. 31, 2022	2,527,200	250,000
Increase (Decrease) in Stockholders' Equity
Cancellation of treasury stock (in shares)				10,000
Net loss for the period	$ 0	$ 0	0	$ 0	(1,486,253)	0	0	0			(1,486,253)
Foreign currency translation adjustment	0	0	0	$ 0	0	0	1,485,955	23			1,485,978
Issuance of ordinary share for services	$ 2,450		1,065,550								1,068,000
Issuance of ordinary share for services (in shares)	490,000
Shares issued for adjustment for 1:5 reverse split	$ 38		(38)
Shares issued for adjustment for 1:5 reverse split (in shares)	7,545
Balance at the end at Apr. 30, 2023	$ 15,124	$ 1,250	43,728,524		(7,287,070)	226,253	(2,134,757)	423			34,549,747
Balance at the end (in shares) at Apr. 30, 2023	3,024,745	250,000
Balance at the beginning at Oct. 31, 2023	$ 16,874	$ 1,250	44,108,774		(8,303,691)	275,150	(3,681,845)	394			32,416,906
Balance at the beginning (in shares) at Oct. 31, 2023	674,949	50,000							674,949	50,000
Increase (Decrease) in Stockholders' Equity
Net loss for the period					(2,605,348)			(1)			(2,605,349)
Foreign currency translation adjustment							261,512	4			261,516
Issuance of ordinary share for services	$ 17,450		2,252,565								2,270,015
Issuance of ordinary share for services (in shares)	698,000
Balance at the end at Apr. 30, 2024	$ 34,324	$ 1,250	$ 46,361,339		$ (10,909,039)	$ 275,150	$ (3,420,333)	$ 397			$ 32,343,088
Balance at the end (in shares) at Apr. 30, 2024	1,372,949	50,000							1,372,949	50,000